Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 21, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.

Post-Effective Amendment No. 254

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 254 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act on behalf of the Campbell Systematic Macro Fund (the “Campbell Fund”) (previously known as the Campbell Managed Futures 10V Fund), an existing portfolio of the Company, in connection with a proposed reorganization between the Campbell Fund and a series of another investment company. Pursuant to the proposed reorganization, the assets and liabilities of the other investment portfolio would be transferred to the Campbell Fund. A registration statement on Form N-14 regarding the proposed reorganization will be filed with the Securities and Exchange Commission separately.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-2497.

Respectfully,
/s/ Catherine A. DiValentino
Catherine A. DiValentino

Enclosure